Net Income per Common Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended
Jun. 30, 2012
Numerator:
Net income attributable to common stockholders and participating securities for basic and diluted earnings per share (in dollars)	$ 4,261
Denominator:
Weighted average shares of common stock outstanding	10,277,830
Weighted average participating securities	56,994
Denominator for basic and diluted earnings per share-weighted average shares of common stock outstanding and common stock equivalents outstanding	10,334,824
Basic and diluted net income per weighted average share of common stock	$ 0.41